Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 2,206	$ 1,870	$ 19,254	$ 13,507
Research & development	(14,154)	(15,488)	(26,543)	(33,975)
Manufacturing commercialization	(5,145)	(5,401)	(7,843)	(9,717)
Management and administration	(6,766)	(5,126)	(12,230)	(10,742)
Fair value remeasurement of contingent consideration	(595)	(11)	(882)	(634)
Other operating income and expenses	583	(827)	414	(978)
Finance costs	(2,982)	(2,486)	(6,439)	(5,139)
Loss before income tax	(26,853)	(27,469)	(34,269)	(47,678)
Income tax benefit	2,269	2,865	4,202	3,575
Loss attributable to the owners of Mesoblast Limited	$ (24,584)	$ (24,604)	$ (30,067)	$ (44,103)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.0460)	$ (0.0500)	$ (0.0582)	$ (0.0908)
Diluted - losses per share	$ (0.0460)	$ (0.0500)	$ (0.0582)	$ (0.0908)